UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December 31, 2012"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD   February 15, 2013"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		186036




List of Other Included Managers:

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

					Value	Shares	Sh	Put	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 	(x1000) Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	 None

ADT Corp		COM	00101j106	1340	28819	SH		Sole				28819
AT&T Inc		COM	00206R102	361	10700	SH		Sole				10700
Alerus Finl Corp Com	COM	01446u103	208	6700	SH		Sole				6700
Alleghany Corp		COM	017175100	5340	15919	SH		Sole				15919
Allergan		COM	18490102	1101	12000	SH		Sole				12000
Avalonbay Comm Reit Inc.COM	53484101	287	2120	SH		Sole				2120
Bank Of Amer Corp	COM	060505104	988	85108	SH		Sole				85108
Beam Inc Com		COM	73730103	331	5421	SH		Sole				5421
Becton Dickinson & Co 	COM	75887109	3382	43260	SH		Sole				43260
Berkshire Hathaway-Cl A	COM	84670108	536	4	SH		Sole				4
Berkshire Hathaway-Cl B	COM	084670702	14246	158818	SH		Sole				158818
Boston Properties	COM	101121101	254	2400	SH		Sole				2400
Braintech Inc New Com	COM	105022206	0	35000	SH		Sole				35000
Chevrontexaco Corp Com	COM	166764100	367	3390	SH		Sole				3390
Coca-Cola Corp		COM	191216100	4948	136505	SH		Sole				136505
Corning Inc Com		COM	219350105	2408	190847	SH		Sole				190847
Costco Wholesale Corp	COM	22160k105	210	2126	SH		Sole				2126
Covidien PLC		COM	g2554f113	5330	92316	SH		Sole				92316
Dell Computer Corp Com	COM	24702r101	3152	310844	SH		Sole				310844
Dover Corp Com		COM	260003108	3812	58010	SH		Sole				58010
Dover Motorsports Inc	COM	260174107	48	28469	SH		Sole				28469
Exxon Mobil Corp	COM	30231g102	7060	81577	SH		Sole				81577
Fed Rlty Invt Tr Sbi-NewCOM	313747206	426	4100	SH		Sole				4100
First Natl Bk Alaska 	COM	32112J106	481	287	SH		Sole				287
General Electric Corp	COM	369604103	453	21589	SH		Sole				21589
Genuine Parts Co Com	COM	372460105	5215	82022	SH		Sole				82022
Glaxo Holdings Plc	COM	37733w105	1693	38942	SH		Sole				38942
HCP Inc.		COM	40414L109	291	6450	SH		Sole				6450
Hasbro Inc Com		COM	418056107	3375	94019	SH		Sole				94019
Home Depot Inc Com	COM	437076102	2526	40846	SH		Sole				40846
IShares Tr MSCI Eafe IdxCOM	464287465	231	4065	SH		Sole				4065
Intrntnl Bus Machine	COM	459200101	373	1946	SH		Sole				1946
Intrntnl Speedway Cl A	COM	460335201	906	32762	SH		Sole				32762
Johnson & Johnson	COM	478160104	8167	116499	SH		Sole				116499
Leucadia National Corp	COM	527288104	6833	287239	SH		Sole				287239
Loews Corp		COM	540424108	5421	133043	SH		Sole				133043
Lowes Cos Inc Com	COM	548661107	2477	69725	SH		Sole				69725
Markel Corp Com		COM	570535104	9701	22382	SH		Sole				22382
Marsh & McLennan Cos 	COM	571748102	3468	100622	SH		Sole				100622
McCormick & Co Non Vtg	COM	579780206	3615	56904	SH		Sole				56904
Microsoft Corp Com	COM	594918104	4466	167218	SH		Sole				167218
Mohawk Inds Inc Com	COM	608190104	554	6120	SH		Sole				6120
Nestle Sa-Adr Repstg	COM	641069406	1420	21787	SH		Sole				21787
Norfolk Southern Corp	COM	655844108	5318	85990	SH		Sole				85990
Paychex Inc		COM	704326107	5675	182485	SH		Sole				182485
Pentair Ltd		COM	h6169q108	686	13963	SH		Sole				13963
Pepsico Inc		COM	713448108	4113	60109	SH		Sole				60109
Pfizer Inc Com		COM	717081103	597	23814	SH		Sole				23814
Philip Morris Intl Inc 	COM	718172109	294	3512	SH		Sole				3512
Procter & Gamble Co	COM	742718109	4917	72430	SH		Sole				72430
Progressive Corp Ohio 	COM	743315103	4598	217936	SH		Sole				217936
Ryl Dtch Shl PlcAdr Cl ACOM	780257804	555	8055	SH		Sole				8055
Sandy Spring Bancorp 	COM	800363103	2697	138892	SH		Sole				138892
Santa Fe Pacific Gld CorCOM	78463v107	287	1772	SH		Sole				1772
St Joe Corporation	COM	790148100	1928	83539	SH		Sole				83539
Sysco Corp		COM	871829107	5174	163416	SH		Sole				163416
TE Connectivity Ltd	COM	h84989104	3259	87802	SH		Sole				87802
Target Corp Com		COM	87612e106	1747	29525	SH		Sole				29525
Tearlab Corp.		COM	878193101	51	12390	SH		Sole				12390
Tyco Intl Ltd New Com	COM	h89128104	1664	56901	SH		Sole				56901
Verizon Communications 	COM	92343v104	357	8240	SH		Sole				8240
Wal Mart Stores Inc Com	COM	931142103	9375	137398	SH		Sole				137398
Walgreen Co		COM	931422109	5118	138278	SH		Sole				138278
Walt Disney Holding Co	COM	254687106	4414	88649	SH		Sole				88649
Washington Post Co Cl B	COM	939640108	1662	4552	SH		Sole				4552
Washington Rl Est Inv TrCOM	939653101	379	14503	SH		Sole				14503
Wells Fargo & Co (new)	COM	949746101	2854	83501	SH		Sole				83501
SPDR Tr Unit Ser 1		78462f103	246	1728	SH		Sole				1728
Source Capital Inc		836144105	270	5170	SH		Sole				5170




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